CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) shares in Thousands, $ in Thousands	Share Capital	Reserves	Translation Difference	Valuation Adjustments	Result for the Year	Interim Dividend	Noncontrolling interests	Total
Shares outstanding at beginning of period at Dec. 31, 2014								200
Equity at beginning of period at Dec. 31, 2014	$ 285,760	$ 393,356	$ (152,530)	$ (20,283)	$ 38,437	$ (55,041)	$ 17,978	$ 507,677
Comprehensive (loss) income			(18,435)	1,848	(43,268)		(15,204)	$ (75,059)
Business combination, shares								171,638
Business combination	553,200	244,838					144,533	$ 942,571
FerroAtlantica share exchange	449,827	(449,827)
Share issuance costs		(9,414)						(9,414)
Dividends paid		(76,520)				$ 55,041		(21,479)
Distribution of profit (loss)		38,437			(38,437)
Other changes		2,300	(46,139)				(5,484)	(49,323)
Equity at end of period at Dec. 31, 2015	1,288,787	143,170	(217,104)	(18,435)	(43,268)		141,823	$ 1,294,973
Shares outstanding at end of period at Dec. 31, 2015								171,838
Comprehensive (loss) income			(319)	6,548	(338,427)		(20,186)	$ (352,384)
Share decrease (net effect)	(1,287,068)	1,287,068
Share issuance costs		(275)						(275)
Dividends paid		(54,988)						(54,988)
Distribution of profit (loss)		(43,268)			43,268
Other changes	76	721					3,919	4,716
Equity at end of period at Dec. 31, 2016	1,795	1,332,428	(217,423)	(11,887)	(338,427)		125,556	$ 892,042
Shares outstanding at end of period at Dec. 31, 2016								171,838
Comprehensive (loss) income			52,748	(4,912)	(678)		(3,222)	$ 43,936
Issue of share capital	1	179						180
Share-based compensation		2,405						2,405
Dividends paid to joint venture partner							(7,350)	(7,350)
Distribution of profit (loss)		(338,427)			338,427
Non-controlling interest arising on the acquisition of FerroSolar Opco Group S.L.							6,750	6,750
Other changes		(205)					1,922	(205)
Equity at end of period at Dec. 31, 2017	$ 1,796	$ 996,380	$ (164,675)	$ (16,799)	$ (678)		$ 121,734	$ 937,758
Shares outstanding at end of period at Dec. 31, 2017								171,977
Shares issued								139